Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Financial assets mandatorily classified as at fair value through profit or loss	$ 38,006	$ 60,004